Summary of Significant Accounting Policies (Details) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Jun. 30, 2021 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Contract asset balances	$ 4,172	$ 232	$ 9,363
Contract liability balances	15,665	6,316	15,225
Revenue recognized that was included in the contract liability balance	$ 1,792	4,551
Remaining performance obligations, percent	60.00%
Cash and cash equivalents on deposit or invested with financial and lending institutions	$ 22,076	$ 9,292	7,390
Number of operating segments | segment	1
Number of reportable segments | segment	1
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-06-30
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations			$ 122,436
Remaining performance obligations, percent			78.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period			12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2021-12-31
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Remaining performance obligations	$ 122,019
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Period			12 months